Share capital (Details Narrrative) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended
	Nov. 07, 2025	Aug. 11, 2025	May 25, 2022	Feb. 17, 2021	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Sep. 30, 2025
Share capital
Description of share capital plan	exercised by the investors at the price of CDN 5.30. As a result, the Company received US $255 in total proceeds. Fair valuation was done under Black Scholes model and the assumptions on the date of exercise included Share price CDN 7.54, Risk-free interest rate (based on U.S. government bond yields) of 2.42%, expected volatility of the market price of shares (based on historical volatility of share price) of 72.30%, and the expected warrant life (in years) of 0 years. A revaluation gain of $35 was recognized in finance cost and $109 were transferred from derivative liability to share capital	exercised by the investors at the price of CDN 5.30. As a result, the Company received US $3,249 in total proceeds. Fair valuation was done under Black Scholes model and the assumptions on the date of exercise included Risk-free interest rate (based on U.S. government bond yields) of 2.68%, expected volatility of the market price of shares (based on historical volatility of share price) of 65.05%, and the expected warrant life (in years) of 0.24 years					exercised 1,420,000 warrants at an exercise price of Cdn $0.90 per share. As a result, the Company issued 1,420,000 common shares and increased its issued and outstanding share capital accordingly. Accordingly, an amount of $4,725 is reclassed from warrants to share capital as presented in condensed interim consolidated statements of changes in equity
Common share issued					5,405,000	5,951,250	5,405,000	5,951,250
Change in derivative warrant liability					$ 0	$ 40,000	$ 0	$ 40,000
Share issued price					$ 4.862	$ 2.15	$ 4.862	$ 2.15
Equity raise amount					$ 26,079,000	$ 11,789,000	$ 26,079,000	$ 11,789,000
Share issuance cost								$ 207
Stock Option increased share			6,000,000	4,600,000
Outstanding options					4,700,000		4,700,000
Derivative warrants shares					0		0		67,841
Risk-free interest rate								2.62%
Expected volatility								53.46%
Expected warrant life								4 months 9 days
Stock-based compensation expense					$ 2,382,000	$ 543,000	$ 2,781,000	$ 1,246,000
Stock Option increased share			4,600,000	3,020,000
Outstanding options					23,500,000		23,500,000